Certain transactions (Schedule of Fair Value of Consideration Transferred to Stoke Shareholders) (Details) - Stoke Talent Ltd $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 93,084
Fair-value of contingent consideration	12,258
Fair value of unvested options	313
Total fair value of consideration transferred	$ 105,655